Other Current Assets (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [Abstract]
Income tax receivable		$ 3,274	$ 0
Other current assets	$ 1	34	16
Other current assets	$ 8,087	$ 3,308	$ 16